Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 111,006	$ 175,041	$ 136,074
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	84,645	84,877	86,128
Effect of dilutive securities:
Stock options	58	114	89
Restricted stock units	364	344	301
Weighted average number of shares used in diluted earnings per share	85,067	85,335	86,518
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.31	$ 2.06	$ 1.58
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.30	$ 2.05	$ 1.57
Stock Options Member
Effect of dilutive securities:
Antidilutive securities	2,452	1,399	1,771
Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	318	215	224